Schedule of Reconciliation between Statutory and Effective Income Tax Rates (Detail)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal income tax at statutory rate			35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit			2.00%	3.60%	5.60%
Nondeductible comp			(0.80%)	(0.30%)	(0.70%)
Other nondeductible expenses			(1.10%)	(0.20%)	(1.10%)
Unrecognized tax benefit			0.00%	0.00%	15.20%
Other			(0.30%)	(0.20%)	3.80%
Effective tax rate	45.00%	29.90%	34.80%	37.90%	57.80%